Inventories, Net	12 Months Ended
Mar. 31, 2024
Inventories, Net [Abstract]
INVENTORIES, NET
6.	INVENTORIES, NET

Inventories consisted of the following:

	As of March 31,
	2023	2024
	$	$
Raw materials	1,043	1,067
Work in progress	149	197
Finished goods	221	302
	1,413	1,566

Slow moving inventories amounting to $89, $67 and $86 were written off during the years ended March 31, 2022, 2023 and 2024, respectively.